Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value - Fair value of Level 3 financial assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value [Line Items]
Balance at the beginning of the year	$ 7,046	$ 6,748
Total gains recognized in OCI	318	298
Balance at the end of the year	$ 7,364	$ 7,046